Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 25,943	$ 18,772	$ 60,037	$ 123,509	$ 143,985	$ 127,974
Cost of sales	23,601	24,997	72,006	75,531	100,492	92,076
Gross profit	2,342	(6,225)	(11,969)	47,978	43,493	35,898
Operating expenses:
Research and development	13,043	17,080	36,517	48,791	63,400	48,712
Selling and marketing	13,244	15,263	40,416	45,510	58,888	50,187
General and administrative	20,626	16,273	54,915	44,823	61,324	51,238
Total operating expenses	46,913	48,616	131,848	139,124	183,612	150,137
Loss from operations	(44,571)	(54,841)	(143,817)	(91,146)	(140,119)	(114,239)
Interest expense	(2,476)	(2,321)	(7,285)	(6,872)	(9,199)	(9,091)
Equity loss of equity method investee						(2,327)
Interest and other income (expense), net	(18)	29	(3,594)	457	575	1,801
Loss before income taxes	(47,065)	(57,133)	(154,696)	(97,561)	(148,743)	(123,856)
Income tax benefit			(37,696)		(706)	5,250
Net loss	(47,065)	(57,133)	(117,000)	(97,561)	(148,037)	(129,106)
Dividend paid to preferred stockholders			(268)	(3,652)	(3,652)
Stock dividend on exchange of Series A-1 for Series B Preferred Stock		(27,637)		(27,637)	(27,637)
Stock dividend on Series B Preferred Stock		(13,137)		(13,137)	49,501
Net loss attributable to common stockholders	$ (47,065)	$ (97,907)	$ (117,268)	$ (141,987)	$ (228,827)	$ (129,106)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.01)	$ (19.85)	$ (5.80)	$ (29.27)	$ (46.87)	$ (27.72)
Weighted average number of shares outstanding used in calculating net loss per share attributable to common stockholders, basic and diluted	46,632,043	4,931,204	20,201,325	4,851,603	4,882,662	4,657,337
Net loss per share attributable to common stockholders, basic and diluted					$ (5.49)
Weighted average number of shares outstanding, basic and diluted					26,961,445
Pro Forma
Operating expenses:
Net loss per share attributable to common stockholders, basic and diluted					$ (5.49)
Weighted average number of shares outstanding, basic and diluted					26,961,445